Income tax - Summary of Deferred Tax Assets Not Been Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	$ 74,217	$ 33,565
Loss Allowance for Trade Receivables
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	49	577
Accrued Expenses
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	64	1,754
Tax Losses Carried Forward
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	71,124	29,877
Net Interest Expense Carried Forward
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	2,262	1,168
Other
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	$ 718	$ 189